Long-term debt (Details Narrative)	1 Months Ended
	May 26, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Long-term debt (Details)
Amount Received From Bank	$ 1,000,000	$ 841,567	$ 965,548
Loan	$ 1,000,000
Credit Facility Term	ten year
Interest Rate	4.00%
Repayment Terms	May 26, 2022